UNAUDITED CONSOLIDATED BALANCE SHEET (Parenthetical) - shares	Jun. 30, 2015	Dec. 31, 2014
Equity
Common units issued (in units)	75,278,250	75,278,250
Subordinated units issued (in units)	16,543,350	16,543,350